Financial instruments - additional information	12 Months Ended
Dec. 31, 2018
Financial instruments - additional information
Financial instruments - additional information

C3.4      Financial instruments – additional information

C3.4(a)  Financial risk

(i)	Liquidity analysis

Contractual maturities of financial liabilities on an undiscounted cash flow basis

The following table sets out the contractual maturities for applicable classes of financial liabilities, excluding derivative liabilities and investment contracts that are separately presented. The financial liabilities are included in the column relating to the contractual maturities at the undiscounted cash flows (including contractual interest payments) due to be paid assuming conditions are consistent with those of year end.

	31 Dec 2018 £m
	Total		After 1	After 5	After 10	After 15
	carrying	1 year	year to	years to	years to	years to	Over	No stated
	value	or less	5 years	10 years	15 years	20 years	20 years	maturity	Total
Financial liabilities
Core structural borrowings of shareholder-financed businessesC6.1	7,664	298	1,759	1,526	1,843	1,070	6,573	2,924	15,993
Operational borrowings attributable to shareholder-financed businessesC6.2	998	839	91	68	—	—	—	—	998
Borrowings attributable to with-profits fundsC6.2	3,940	701	1,246	719	274	142	2,086	—	5,168
Obligations under funding, securities lending and sale and repurchase agreements	6,989	6,989	—	—	—	—	—	—	6,989
Accruals, deferred income and other liabilities	15,248	10,844	470	71	90	109	352	3,535	15,471
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	11,651	11,651	—	—	—	—	—	—	11,651
Total	46,490	31,322	3,566	2,384	2,207	1,321	9,011	6,459	56,270

	31 Dec 2017 £m
	Total		After 1	After 5	After 10	After 15
	carrying	1 year	year to	years to	years to	years to	Over	No stated
	value	or less	5 years	10 years	15 years	20 years	20 years	maturity	Total
Financial liabilities
Core structural borrowings of shareholder-financed businessesC6.1	6,280	473	784	1,350	1,389	576	3,324	3,160	11,056
Operational borrowings attributable to shareholder-financed businessesC6.2	1,791	1,130	597	69	—	—	—	—	1,796
Borrowings attributable to with-profits fundsC6.2	3,716	905	922	32	29	29	1,810	104	3,831
Obligations under funding, securities lending and sale and repurchase agreements	5,662	5,662	—	—	—	—	—	—	5,662
Accruals, deferred income and other liabilities	14,185	10,088	469	68	85	106	320	3,267	14,403
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	8,889	8,889	—	—	—	—	—	—	8,889
Total	40,523	27,147	2,772	1,519	1,503	711	5,454	6,531	45,637

Maturity analysis of derivatives

The following table shows the gross and net derivative positions together with a maturity profile of the net derivative position:

	Carrying value of net derivatives £m			Maturity profile of net derivative position £m
			Net		After 1	After 3
	Derivative	Derivative	derivative	1 year	year to	years to	After 5
	assets	liabilities	position	or less	3 years	5 years	years	Total
2018	3,494	(3,506)	(12)	292	(8)	(4)	30	310
2017	4,801	(2,755)	2,046	2,359	(16)	(9)	(1)	2,333

The majority of derivative assets and liabilities have been included at fair value within the one year or less column, representing the basis on which they are managed (ie to manage principally asset or liability value exposures). The Group has no cash flow hedges and, in general, contractual maturities are not considered essential for an understanding of the timing of the cash flows for these instruments. The only exception is certain identified interest rate swaps which are expected to be held until maturity for the purposes of matching cash flows on separately held assets and liabilities. For these instruments the undiscounted cash flows (including contractual interest amounts) due to be paid under the swap contract assuming conditions are consistent with those at year end are included in the column relating to the contractual maturity of the derivative.

Maturity analysis of investment contracts

The table below shows the maturity profile for investment contracts on undiscounted cash flow projections of expected benefit payments.

	£billion
							Total
		After 1	After 5	After 10	After 15		undis-	Total
	1 year	year to	years to	years to	years to	Over	counted	carrying
	or less	5 years	10 years	15 years	20 years	20 years	value	value
31 Dec 2018	8	31	29	20	12	17	117	87
31 Dec 2017	8	29	27	19	13	14	110	83

The undiscounted cash flow in maturity profile above excludes certain corporate unit-linked business with gross policyholder liabilities with a carrying value of £11 billion (31 December 2017: £12 billion) which have no stated maturity but which are repayable on demand.

Most investment contracts have options to surrender early, often subject to surrender or other penalties. Therefore, most contracts can be said to have a contractual maturity of less than one year, but the additional charges and term of the contracts mean these are unlikely to be exercised in practice and the more useful information is to present information on expected payment.

The vast majority of the Group’s financial assets are held to back the Group’s policyholder liabilities. Although asset/liability matching is an important component of managing policyholder liabilities (both those classified as insurance and those classified as investments), this profile is mainly relevant for managing market risk rather than liquidity risk. Within each business unit this asset/liability matching is performed on a portfolio-by-portfolio basis.

In terms of liquidity risk, a large proportion of the policyholder liabilities contain discretionary surrender values or surrender charges, meaning that many of the Group’s liabilities are expected to be held for the long term. Much of the Group’s investment portfolios are in marketable securities, which can therefore be converted quickly to liquid assets.

For the reasons provided above, an analysis of the Group’s assets by contractual maturity is not considered meaningful to evaluate the nature and extent of the Group’s liquidity risk.

(ii)	Credit risk

The Group’s maximum exposure to credit risk of financial instruments before any allowance for collateral or allocation of losses to policyholders is represented by the carrying value of financial instruments on the balance sheet that have exposures to credit risk comprising cash and cash equivalents, deposits, debt securities, loans and derivative assets, and other debtors, the carrying value of which are disclosed at the start of this note and note C3.4(b) below for derivative assets. The collateral in place in relation to derivatives is described in note C3.4(c) below. Note C3.3 describes the security for the loans held by the Group. The Group’s exposure to credit risk is further discussed in note C7 below.

Of the total loans and receivables held, £27 million (31 December 2017: £23 million) are past their due date but are not impaired. Of the total past due but not impaired, £22 million are less than one year past their due date (31 December 2017: £17 million). The Group expects full recovery of these loans and receivables.

Financial assets that would have been past due or impaired had the terms not been renegotiated amounted to £23 million (31 December 2017: £22 million).

In addition, during 2018 and 2017 the Group did not take possession of any other collateral held as security.

Further details of collateral and pledges are provided in note C3.4(c) below.

(iii)	Foreign exchange risk

As at 31 December 2018, the Group held 26 per cent (31 December 2017: 24 per cent) and 13 per cent (31 December 2017: 16 per cent) of its financial assets and financial liabilities respectively, in currencies, mainly US dollar and Euro, other than the functional currency of the relevant business unit.

Of these financial assets, 49 per cent (31 December 2017: 52 per cent) are held by the UK with-profits fund, allowing the fund to obtain exposure to foreign equity markets.

Of these financial liabilities, 28 per cent (31 December 2017: 28 per cent) are held by the UK with-profits fund, mainly relating to foreign currency borrowings.

The exchange risks inherent in these exposures are mitigated through the use of derivatives, mainly forward currency contracts (note C3.4(b) below).

The amount of exchange gain recognised in the income statement in 2018, except for those arising on financial instruments measured at fair value through profit or loss, is £281 million (2017: £112 million loss; 2016: £1,005 million gain) mainly arising on investments of the UK with-profits fund.

C3.4(b)    Derivatives and hedging

Derivatives

The Group enters into a variety of exchange traded and over-the-counter derivative financial instruments, including futures, options, forward currency contracts and swaps such as interest rate swaps, cross-currency swaps, swaptions and credit default swaps.

All over-the-counter derivative transactions, with the exception of some Asia transactions, are conducted under standardised ISDA (International Swaps and Derivatives Association Inc) master agreements and the Group has collateral agreements between the individual Group entities and relevant counterparties in place under each of these market master agreements.

Under Article 11 of the European Market Infrastructure Regulation on derivatives, central counterparties and trade repositories (‘EMIR’) and Commission Delegated Regulation (EU) 2016/2251 supplementing EMIR, market participants transacting in non-cleared OTC derivatives are required to exchange collateral to cover variation and initial margin. However, trades between counterparties belonging to the same group are exempt from these margin requirements subject to certain criteria.

Prudential Capital plc (Legal Entity Identifier reference (‘LEI’) CHW8NHK268SFPTV63Z64) has entered into such derivative agreements with the following six entities in the Group. These counterparty pairings meet the criteria to be eligible for intra-group exemptions to the margin requirements and have been approved by the Financial Conduct Authority:

	31 Dec 2018
	Legal Entity Identifier	Relationship between		Aggregate notional of
Counterparty	(LEI)	parties	Type of exemption	OTC derivatives contract £m
Prudential plc	5493001Z3ZE83NG	Part of the same group	Full	3,633
	K8Y12	holding company
Prudential Holdings Limited	549300JVAI8CZD4	Part of the same group	Full	56
	HD451	holding company
Prudential (US HoldCo1) Limited	549300JNYGDP2X	Part of the same group	Full	2,717
	OLWR47	holding company
Prudential Corporation Holdings Limited	549300KDOPLFHA	Part of the same group	Full	927
	W51H26	holding company
Prudential Lifetime Mortgages Limited	5493001GSK4HF84	Part of the same group	Full	37
	IOB02	holding company
	549300I8LYOK91H	Part of the same group	Full	7
Prudential Distribution Limited	BX439	holding company

Derivatives are used for efficient portfolio management to obtain cost effective and management of exposure to various markets in accordance with the Group’s investment strategies and to manage exposure to interest rate, currency, credit and other business risks. The Group also uses interest rate derivatives to reduce exposure to interest rate volatility. In particular:

–UK with-profits funds use derivatives for efficient portfolio management or reduction in investment risks. For UK annuity business derivatives are used to assist with asset and liability cash flow matching;

–US operations and some of the UK and Europe operations hold large amounts of interest-rate sensitive investments that contain credit risks on which a certain level of defaults is expected. These businesses have purchased some swaptions to manage the default risk on certain underlying assets and hence reduce the amount of regulatory capital held to support the assets; and

–Some products, especially in the US, have guarantee features linked to equity indices. A mismatch between guaranteed product liabilities and the performance of the underlying assets exposes the Group to equity index risk. In order to mitigate this risk, the relevant business units purchase swaptions, equity options and futures to better match asset performance with liabilities under equity-indexed products.

Hedging

The Group has formally assessed and documented the effectiveness of the following net investment hedges under IAS 39. At 31 December 2018, the Group has designated perpetual subordinated capital securities totalling US$3.7 billion (31 December 2017: US$4.3 billion) as a net investment hedge to hedge the currency risks related to the net investment in Jackson. The carrying value of the subordinated capital securities was £2,909 million as at 31 December 2018 (31 December 2017: £3,140 million). The foreign exchange loss of £199 million (2017: gain of £325 million) on translation of the borrowings to pounds sterling at the statement of financial position date is recognised in the translation reserve in shareholders’ equity. This net investment hedge was 100 per cent effective.

The Group has no cash flow hedges or fair value hedges in place.

C3.4(c)  Derecognition, collateral and offsetting

Securities lending and reverse repurchase agreements

The Group has entered into securities lending (including repurchase agreements) whereby blocks of securities are loaned to third parties, primarily major brokerage firms. Typically, the value of collateral assets granted to the Group in these transactions is in excess of the value of securities lent, with the excess determined by the quality of the collateral assets granted. Collateral requirements are calculated on a daily basis. The loaned securities are not removed from the Group’s consolidated statement of financial position, rather they are retained within the appropriate investment classification. Collateral typically consists of cash, debt securities, equity securities and letters of credit.

At 31 December 2018, the Group has £8,278 million (31 December 2017: £8,232 million) of lent securities and assets subject to repurchase agreements, of which £8,245 million (31 December 2017: £8,182 million) related to the UK with-profits fund. The cash and securities collateral held or pledged under such agreements were £8,750 million (31 December 2017: £8,733 million) of which £8,662 million (31 December 2017: £8,679 million) was held by the UK with-profits fund.

At 31 December 2018, the Group had entered into reverse repurchase transactions under which it purchased securities and had taken on the obligation to resell the securities. The fair value of the collateral held in respect of these transactions was £10,633 million (31 December 2017: £10,550 million).

Collateral and pledges under derivative transactions

At 31 December 2018, the Group had pledged £3,265 million (31 December 2017: £2,302 million) for liabilities and held collateral of £2,012 million (31 December 2017: £3,958 million) in respect of over-the-counter derivative transactions.

These transactions are conducted under terms that are usual and customary to collateralised transactions including, where relevant, standard securities lending and repurchase agreements.

The Group has entered into collateral arrangements in relation to over-the-counter derivative transactions, which permit sale or re-pledging of underlying collateral. During the year, the Group has not sold any collateral held (2017: nil). As of 31 December 2018, the value of collateral re-pledged by the Group amounted to £698 million (31 December 2017: £852 million). All over-the-counter derivative transactions, with the exception of some Asia transactions, are conducted under standardised International Swaps and Derivatives Association (ISDA) master agreements. The collateral management for these transactions is conducted under the usual and customary terms and conditions set out in the Credit Support Annex to the ISDA master agreement.

Other collateral

At 31 December 2018, the Group had pledged collateral of £2,793 million (31 December 2017: £3,412 million) in respect of other transactions. This principally arises from Jackson’s membership of the Federal Home Loan Bank of Indianapolis primarily for the purpose of participating in the bank’s collateralised loan advance programme with short-term and long-term funding facilities.

Offsetting assets and liabilities

The Group’s derivative instruments, repurchase agreements and securities lending agreements are subject to master netting arrangements and collateral arrangements. A master netting arrangement with a counterparty creates a right of offset for amounts due to and due from that same counterparty that is enforceable in the event of a default or bankruptcy. The Group recognises amounts subject to master netting arrangements on a gross basis within the consolidated balance sheets.

The following tables present the gross and net information about the Group’s financial instruments subject to master netting arrangements:

	31 Dec 2018 £m
	Gross amount	Related amounts not offset
	included in the	in the consolidated statement of
	consolidated	financial position
	statement of	Financial		Securities
	financial position	instruments	Cash	collateral
	note (i)	note (ii)	collateral	note (iii)	Net amount

Financial assets:
Derivative assets	3,229	(1,261)	(1,687)	(166)	115
Reverse repurchase agreements	11,597	—	—	(11,606)	(9)
Total financial assets	14,826	(1,261)	(1,687)	(11,772)	106

Financial liabilities:
Derivative liabilities	(3,189)	1,261	710	1,058	(160)
Securities lending and repurchase agreements	(1,258)	—	34	1,205	(19)
Total financial liabilities	(4,447)	1,261	744	2,263	(179)

	31 Dec 2017 £m
	Gross amount	Related amounts not offset
	included in the	in the consolidated statement of
	consolidated	financial position
	statement of	Financial		Securities
	financial position	instruments	Cash	collateral
	note (i)	note (ii)	collateral	note (iii)	Net amount

Financial assets:
Derivative assets	4,718	(946)	(2,641)	(984)	147
Reverse repurchase agreements	10,280	—	—	(10,270)	10
Total financial assets	14,998	(946)	(2,641)	(11,254)	157

Financial liabilities:
Derivative liabilities	(2,301)	946	420	893	(42)
Securities lending and repurchase agreements	(1,410)	—	52	1,332	(26)
Total financial liabilities	(3,711)	946	472	2,225	(68)

Notes

(i)   The Group has not offset any of the amounts included in the consolidated statement of financial position.

(ii)   Represents the amount that could be offset under master netting or similar arrangements where the Group does not satisfy the full criteria to offset on the consolidated statement of financial position.

(iii)  Excludes initial margin amounts for exchange-traded derivatives.

In the tables above, the amounts of assets or liabilities included in the consolidated statement of financial position would be offset first by financial instruments that have the right of offset under master netting or similar arrangements with any remaining amount reduced by the amount of cash and securities collateral. The actual amount of collateral may be greater than amounts presented in the tables.